PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 4. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2024	2023

Construction in progress	$12,887,415	$12,852,415
Additions	-	35,000
Construction in progress	$12,887,415	$12,887,415

The Company has not placed any of the assets into service, therefore depreciation expense for the year ended December 31, 2024 and for the period February 9, 2023 (inception) to December 31, 2023, was $0.